9. EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
9 .EARNINGS PER SHARE

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Three Months Ended March 31, 2013
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(5,454)
Less: Preferred stock dividends	(312)
Basic and diluted loss per share:
Loss available to common stockholders	$(5,766)	10,060	$(0.57)

	Three Months Ended March 31, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(4,953)
Less: Preferred stock dividends	(315)
Basic and diluted loss per share:
Loss available to common stockholders	$(5,268)	5,748	$(0.92)

There were an aggregate of 427,000 and 214,000 potentially dilutive weighted-average shares from convertible securities outstanding as of March 31, 2013 and 2012, respectively. These convertible securities were not considered in calculating diluted net loss per share for the three months ended March 31, 2013 and 2012, as their effect would have been anti-dilutive.